Discontinued Operations - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						14 Months Ended						0 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 SafirRosetti	Dec. 31, 2011 SafirRosetti	Dec. 31, 2010 SafirRosetti	Jun. 30, 2011 SafirRosetti	Jul. 28, 2011 SafirRosetti	Apr. 30, 2010 SafirRosetti	Jun. 30, 2011 SafirRosetti Safirrosetti Note	Dec. 17, 2010 SafirRosetti Safirrosetti Note	Apr. 30, 2010 SafirRosetti Safirrosetti Note	Jan. 14, 2011 Preparedness Services Business Unit	Sep. 30, 2010 Preparedness Services Business Unit	Jul. 16, 2010 Preparedness Services Business Unit	Jun. 13, 2012 Preparedness Services Business Unit	Jul. 16, 2010 Preparedness Services Business Unit	Dec. 31, 2012 Preparedness Services Business Unit	Dec. 31, 2011 Preparedness Services Business Unit	Dec. 31, 2010 Preparedness Services Business Unit	Feb. 29, 2012 Preparedness Services Business Unit	Jul. 20, 2010 Fraud and SIU Services Business Unit	Dec. 31, 2012 Fraud and SIU Services Business Unit	Dec. 31, 2011 Fraud and SIU Services Business Unit	Dec. 31, 2010 Fraud and SIU Services Business Unit	Jun. 30, 2010 Fraud and SIU Services Business Unit	Jan. 20, 2012 Bode	Jul. 28, 2011 Bode	Dec. 17, 2010 Bode	Nov. 30, 2010 Bode	Dec. 31, 2012 Bode	Dec. 31, 2011 Bode	Dec. 31, 2010 Bode
Discontinued Operations [Line Items]
Aggregate cash consideration									$ 3,500						$ 10,006		$ 10,006					$ 8,340								$ 24,500
Escrow deposit	0	2,450							525						1,000		1,000					825								2,450
Aggregate face amount												1,750
Interest rate												0.79%
Principal received										875	875
Interest received										3	8
Contingent consideration description							contingent consideration based on 70% of the purchased accounts receivable in excess of $1,750 collected by Guidepost between the closing and June 30, 2011.
Aggregate contingent consideration				0	579	705													167
Consideration for rights associated with sold accounts receivable								88
Income received used to offset expenses						58								72																	0	76	19
Recognized gain (loss) on sale	9,950	2,589	(119)	150	732	(1,269)												9,600	167	0			200	189	(409)						0	1,501	1,559
Cumulative gain (loss) on disposal, net of tax				(387)														9,767					(20)								3,060
Earnout payment description																	an earnout payment equal to 40% of any revenues over $15,000 earned during the 12-month period following the closing, which payment may not exceed $12,000													an earnout payment equal to 30% of any revenues over $27,000 earned by Bode during the 12-month period following the closing of the sale, which payment may not exceed $5,500
Lease															286
Working capital adjustment													1,652									34			275			2,286				94
Earnout payment Received																					10,000										0
Earnout contingent consideration not yet realized																				301
Maximum payable by seller based on accounts receivable																					1,000
Legal expenses and settlements incurred																99
Additional contingent consideration received																			167
Real estate lease deposits																						56
Liabilities assumed																		3,225					2,978								2,327
Gain on earn out consideration																				0
Write down on carrying value of the assets																										4,475
License fee																								0	0
Liabilities represents accounts receivable collected by seller on behalf of buyer	770	592
Cash received in connection with internal revenue code election																													500
Reduction to provision for income taxes																																932
Release Of Reserve				150																			200									230
Release of funds held in escrow related to the sale of business units																											$ 2,450